GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Brushy Resources, Inc [Member]
GOING CONCERN
NOTE 2 - GOING CONCERN

The Company’s independent registered public accounting firm for the year ended December 31, 2015 issued their report dated April 20, 2016, that included an explanatory paragraph describing the existence of conditions that raise substantial doubt about the Company’s ability to continue as a going concern due to its significant accumulated deficit, working capital deficit, significant net losses and need to raise additional funds to meet its obligations and sustain its operations.

Given the precipitous decline in oil and natural gas prices during 2015 and into 2016, the Company expects to continue to face liquidity constraints. The Company’s cash flows are negatively impacted by lower realized oil and natural gas sales prices and the significant decline in oil and natural gas prices also increases the uncertainty as to the impact of commodity prices on its estimated proved reserves.  As a result, the Company has been in default under the 2013 Credit Agreement between it and Independent Bank, acting for itself and as administrative agent for the other lenders (as amended, the “IB Credit Agreement”) since November 2015.  As a result of these defaults, the Company is no longer permitted  to make further draws on the IB Credit Agreement and has been subject to a forbearance agreement with the  lenders (the “IB Forbearance Agreement”) pursuant to which the lenders agreed to forbear exercising any of their remedies for the existing covenant defaults for a period of time (the “Forbearance Period”) to permit the Company to seek refinancing of the indebtedness owed under the IB Credit Agreement in the approximate amount of $11,000,000, which is referred to as the IB Indebtedness or a sale of sufficient assets to repay the IB Indebtedness. During the Forbearance Period the Company is not permitted to drill new oil or gas wells or make distributions to equity holders. Furthermore, this also cross defaulted the SOSventures Credit Agreement.  The Forbearance Period began with the execution of the IB Forbearance Agreement on November 24, 2015 and ended on January 31, 2016, was subsequently extended to March 31, 2016.  The Company is currently in discussions with the lender under  the IB Credit Agreement regarding a further extension of the Forbearance Period. If the Company does not obtain a further extension of the Forbearance Period, the lenders under the IB Credit Agreement will be able to accelerate the repayment of debt under the IB Credit Agreement. For more information see Note 9 - Notes Payable.

Proposed Merger with Lilis

On December 29, 2015, the Company agreed to combine its business with Lilis pursuant to the Agreement and Plan of Merger (the “merger agreement”). Pursuant to the merger agreement, Lilis Merger Sub, Inc. (“Merger Sub”) will merge with and into Brushy, with Brushy surviving the merger as a wholly-owned subsidiary of Lilis (the “merger”). Upon completion of the merger, each share of the Company’s common stock issued and outstanding immediately prior to the effective time will be converted into the right to receive an amount of shares of Lilis’s common stock such that the Company’s former stockholders will represent approximately 50% of the then-outstanding shares of Lilis’s common stock after the closing of the merger (without taking into account outstanding restricted stock units or options or warrants to purchase shares of Lilis’s common stock). In connection with the merger, the Company is obligated to convey Giddings Field and the Bigfoot Area, to SOSventures, LLC (“SOSventures”), in exchange for a release of its obligations under the subordinated credit agreement with SOSventures, dated March 29, 2013, as amended. The Company expects the closing of the merger to occur in the first half of 2016. However, the merger is subject to the satisfaction or waiver of other conditions, and it is possible that factors outside the Company’s control could result in the merger being completed at an earlier time, a later time or not at all. If the merger has not been completed on or before May 31, 2016, either Lilis or Brushy may terminate the merger agreement unless the failure to complete the merger by that date is due to the failure of the party seeking to terminate the merger agreement to fulfill any material obligations under the merger agreement or a material breach of the merger agreement by such party.

Collectively, these matters raise substantial doubt about the Company’s ability to continue as a going concern.  The Company’s Board of Directors and management team continue to take steps to try to strengthen the Company’s balance sheet.  The Company intends to execute the merger (which is subject to usual and customary closing conditions beyond the Company’s control) and, in the event the merger is not consummated, the Company intends to refinance its existing debt, sell non-core properties and seek private financings to fund its cash needs.  Any decision regarding the merger or financing transaction, and the Company’s ability to complete such a transaction, will depend on prevailing market conditions and other factors.  No assurances can be given that such transactions can be consummated on terms that are acceptable to the Company, or at all.  If the Company is unable to restructure its current obligations under its existing outstanding debt and preferred stock instruments, and address near-term liquidity needs, the Company may need to seek relief under the U.S. Bankruptcy Code. This relief may include: (i) seeking bankruptcy court approval for the sale or sales of some, most or substantially all of the Company’s assets pursuant to section 363(b) of the U.S. Bankruptcy Code and a subsequent liquidation of the remaining assets in the bankruptcy case; (ii) pursuing a plan of reorganization (where votes for the plan may be solicited from certain classes of creditors prior to a bankruptcy filing) that the Company would seek to confirm (or “cram down”) despite any classes of creditors who reject or are deemed to have rejected such plan; or (iii) seeking another form of bankruptcy relief, all of which involve uncertainties, potential delays and litigation risks.

NOTE 2 - GOING CONCERN

Our independent registered public accounting firm for the year ended December 31, 2015 issued their report dated April 20, 2016, that included an explanatory paragraph describing the existence of conditions that raise substantial doubt about our ability to continue as a going concern due to our significant accumulated deficit, working capital deficit, significant net losses and need to raise additional funds to meet our obligations and sustain our operations.

Given the precipitous decline in oil and natural gas prices during 2015 and into 2016, we expect to continue to face liquidity constraints. Our cash flows are negatively impacted by lower realized oil and natural gas sales prices and the significant decline in oil and natural gas prices also increases the uncertainty as to the impact of commodity prices on our estimated proved reserves.  As a result, we have been in default under the 2013 Credit Agreement between us and Independent Bank, acting for itself and  as administrative agent for the other lenders (as amended, the “IB Credit Agreement”) since November 2015.  As a result of these defaults, we are no longer permitted  to make further draws on the IB Credit Agreement and have been subject to a forbearance agreement with the  lenders (the “IB Forbearance Agreement”) pursuant to which the lenders agreed to forbear exercising any of its remedies for the existing covenant defaults for a period of time (the “Forbearance Period”) to permit us to seek refinancing of the indebtedness owed under the IB Credit Agreement in the approximate amount of $11,000,000, which is referred to as the IB Indebtedness or a sale of sufficient assets to repay the IB Indebtedness. During the Forbearance Period we are not permitted to drill new oil or gas wells or make distributions to equity holders. Furthermore, this also cross defaulted the SOSventures Credit Agreement, however, the Forbearance Period began with the execution of the IB Forbearance Agreement on November 24, 2015 and ended on January 31, 2016, but was subsequently extended to March 31, 2016. We are currently in discussions with the lender under  the IB Credit Agreement regarding a further extension of the Forbearance Period. If we do not obtain a further extension of the Forbearance Period, the lenders under the IB Credit Agreement will be able to accelerate the repayment of debt under the IB Credit Agreement. For more information see Note 9 - Notes Payable.

Proposed Merger with Lilis

On December 29, 2015, we agreed to combine our business with Lilis pursuant to the Agreement and Plan of Merger (the “merger agreement”). Pursuant to the merger agreement, Lilis Merger Sub, Inc. (“Merger Sub”) will merge with and into Brushy, with Brushy surviving the merger as a wholly-owned subsidiary of Lilis (the “merger”). Upon completion of the merger, each share of our common stock issued and outstanding immediately prior to the effective time will be converted into the right to receive an amount of shares of Lilis’s common stock such that our former shareholders will represent approximately 50% of the then-outstanding shares of Lilis’s common stock after the closing of the merger (without taking into account outstanding restricted stock units or options or warrants to purchase shares of Lilis’s common stock). In connection with the merger, we are obligated to convey Giddings Field and the Bigfoot Area, to SOSventures, LLC ("SOSventures"), in exchange for a release of our obligations under its subordinated credit agreement with SOSventures, dated March 29, 2013, as amended. We expect the closing of the merger to occur in the first half of 2016. However, the merger is subject to the satisfaction or waiver of other conditions, and it is possible that factors outside our control could result in the merger being completed at an earlier time, a later time or not at all. If the merger has not been completed on or before May 31, 2016, either Lilis or Brushy may terminate the merger agreement unless the failure to complete the merger by that date is due to the failure of the party seeking to terminate the merger agreement to fulfill any material obligations under the merger agreement or a material breach of the merger agreement by such party.

Collectively, these matters raise substantial doubt about the Company’s ability to continue as a going concern.  The Company’s Board of Directors and management team continue to take steps to try to strengthen the Company’s balance sheet.  We intend to execute the merger (which is subject to usual and customary closing conditions beyond our control) and, in the event the merger is not consummated, we intend to refinance our existing debt, sell non-core properties and seek private financings to fund our cash needs.  Any decision regarding the merger or financing transaction, and our ability to complete such a transaction, will depend on prevailing market conditions and other factors.  No assurances can be given that such transactions can be consummated on terms that are acceptable to the Company, or at all.  If we are unable to restructure our current obligations under our existing outstanding debt and preferred stock instruments, and address near-term liquidity needs, we may need to seek relief under the U.S. Bankruptcy Code. This relief may include: (i) seeking bankruptcy court approval for the sale or sales of some, most or substantially all of the Company’s assets pursuant to section 363(b) of the U.S. Bankruptcy Code and a subsequent liquidation of the remaining assets in the bankruptcy case; (ii) pursuing a plan of reorganization (where votes for the plan may be solicited from certain classes of creditors prior to a bankruptcy filing) that the Company would seek to confirm (or “cram down”) despite any classes of creditors who reject or are deemed to have rejected such plan; or (iii) seeking another form of bankruptcy relief, all of which involve uncertainties, potential delays and litigation risks.